Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Supplement [Text Block]	jhf24_SupplementTextBlock
John Hancock Funds II
Supplement dated September 10, 2012
to the Class R2 Prospectus dated March 1, 2012
Retirement Choices at 2045 Portfolio
The "Average Annual Total Returns" table in the "Past performance" section in the Fund summary is replaced in its entirety with the following:

Average annual total returns (%)	1 Year	Inception
as of 12-31-11		4-30-10
Class R2 before tax	- 4.73	- 0.89
After tax on distributions	- 5.25	- 1.52
After tax on distributions, with sale	- 3.07	- 1.11
S&P 500 Index	2.11	4.66
Barclays Capital U.S. Aggregate Bond Index	7.84	7.00
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.32	5.36
Retirement Choices at 2040 Portfolio
The "Average Annual Total Returns" table in the "Past performance" section in the Fund summary is replaced in its entirety with the following:

Average annual total returns (%)	1 Year	Inception
as of 12-31-11		4-30-10
Class R2 before tax	- 3.82	0.02
After tax on distributions	- 4.32	- 0.62
After tax on distributions, with sale	- 2.48	- 0.35
S&P 500 Index	2.11	4.66
Barclays Capital U.S. Aggregate Bond Index	7.84	7.00
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.32	5.36
Retirement Choices at 2035 Portfolio
The "Average Annual Total Returns" table in the "Past performance" section in the Fund summary is replaced in its entirety with the following:

Average annual total returns (%)	1 Year	Inception
as of 12-31-11		4-30-10
Class R2 before tax	- 3.36	0.33
After tax on distributions	- 3.87	- 0.29
After tax on distributions, with sale	- 2.18	- 0.07
S&P 500 Index	2.11	4.66
Barclays Capital U.S. Aggregate Bond Index	7.84	7.00
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.51	5.42
Retirement Choices at 2020 Portfolio
The "Average Annual Total Returns" table in the "Past performance" section in the Fund summary is replaced in its entirety with the following:

Average annual total returns (%)	1 Year	Inception
as of 12-31-11		4-30-10
Class R2 before tax	0.91	2.52
After tax on distributions	0.41	1.93
After tax on distributions, with sale	0.59	1.80
S&P 500 Index	2.11	4.66
Barclays Capital U.S. Aggregate Bond Index	7.84	7.00
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	5.62	6.31
Retirement Choices at 2010 Portfolio
The "Average Annual Total Returns" table in the "Past performance" section in the Fund summary is replaced in its entirety with the following:

Average annual total returns (%)	1 Year	Inception
as of 12-31-11		4-30-10
Class R2 before tax	3.27	3.12
After tax on distributions	2.71	2.46
After tax on distributions, with sale	2.13	2.28
S&P 500 Index	2.11	4.66
Barclays Capital U.S. Aggregate Bond Index	7.84	7.00
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	7.47	6.95

John Hancock Retirement Choices at 2045 Portfolio | Prospectus Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf24_SupplementTextBlock
John Hancock Funds II
Supplement dated September 10, 2012
to the Class R2 Prospectus dated March 1, 2012
Retirement Choices at 2045 Portfolio
The "Average Annual Total Returns" table in the "Past performance" section in the Fund summary is replaced in its entirety with the following:

Average annual total returns (%)	1 Year	Inception
as of 12-31-11		4-30-10
Class R2 before tax	- 4.73	- 0.89
After tax on distributions	- 5.25	- 1.52
After tax on distributions, with sale	- 3.07	- 1.11
S&P 500 Index	2.11	4.66
Barclays Capital U.S. Aggregate Bond Index	7.84	7.00
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.32	5.36

Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-11
John Hancock Retirement Choices at 2045 Portfolio | Prospectus Class R2 Shares | before tax | Class R2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.73%)
Inception	rr_AverageAnnualReturnSinceInception	(0.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2045 Portfolio | Prospectus Class R2 Shares | After tax on distributions | Class R2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.25%)
Inception	rr_AverageAnnualReturnSinceInception	(1.52%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2045 Portfolio | Prospectus Class R2 Shares | After tax on distributions, with sale | Class R2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.07%)
Inception	rr_AverageAnnualReturnSinceInception	(1.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2045 Portfolio | Prospectus Class R2 Shares | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2045 Portfolio | Prospectus Class R2 Shares | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Inception	rr_AverageAnnualReturnSinceInception	7.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2045 Portfolio | Prospectus Class R2 Shares | S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.32%
Inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2040 Portfolio | Prospectus Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf24_SupplementTextBlock
John Hancock Funds II
Supplement dated September 10, 2012
to the Class R2 Prospectus dated March 1, 2012
Retirement Choices at 2040 Portfolio
The "Average Annual Total Returns" table in the "Past performance" section in the Fund summary is replaced in its entirety with the following:

Average annual total returns (%)	1 Year	Inception
as of 12-31-11		4-30-10
Class R2 before tax	- 3.82	0.02
After tax on distributions	- 4.32	- 0.62
After tax on distributions, with sale	- 2.48	- 0.35
S&P 500 Index	2.11	4.66
Barclays Capital U.S. Aggregate Bond Index	7.84	7.00
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.32	5.36

Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-11
John Hancock Retirement Choices at 2040 Portfolio | Prospectus Class R2 Shares | before tax | Class R2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.82%)
Inception	rr_AverageAnnualReturnSinceInception	0.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2040 Portfolio | Prospectus Class R2 Shares | After tax on distributions | Class R2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.32%)
Inception	rr_AverageAnnualReturnSinceInception	(0.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2040 Portfolio | Prospectus Class R2 Shares | After tax on distributions, with sale | Class R2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.48%)
Inception	rr_AverageAnnualReturnSinceInception	(0.35%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2040 Portfolio | Prospectus Class R2 Shares | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2040 Portfolio | Prospectus Class R2 Shares | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Inception	rr_AverageAnnualReturnSinceInception	7.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2040 Portfolio | Prospectus Class R2 Shares | S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.32%
Inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2035 Portfolio | Prospectus Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf24_SupplementTextBlock
John Hancock Funds II
Supplement dated September 10, 2012
to the Class R2 Prospectus dated March 1, 2012
Retirement Choices at 2035 Portfolio
The "Average Annual Total Returns" table in the "Past performance" section in the Fund summary is replaced in its entirety with the following:

Average annual total returns (%)	1 Year	Inception
as of 12-31-11		4-30-10
Class R2 before tax	- 3.36	0.33
After tax on distributions	- 3.87	- 0.29
After tax on distributions, with sale	- 2.18	- 0.07
S&P 500 Index	2.11	4.66
Barclays Capital U.S. Aggregate Bond Index	7.84	7.00
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.51	5.42

Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-11
John Hancock Retirement Choices at 2035 Portfolio | Prospectus Class R2 Shares | before tax | Class R2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.36%)
Inception	rr_AverageAnnualReturnSinceInception	0.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2035 Portfolio | Prospectus Class R2 Shares | After tax on distributions | Class R2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.87%)
Inception	rr_AverageAnnualReturnSinceInception	(0.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2035 Portfolio | Prospectus Class R2 Shares | After tax on distributions, with sale | Class R2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.18%)
Inception	rr_AverageAnnualReturnSinceInception	(0.07%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2035 Portfolio | Prospectus Class R2 Shares | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2035 Portfolio | Prospectus Class R2 Shares | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Inception	rr_AverageAnnualReturnSinceInception	7.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2035 Portfolio | Prospectus Class R2 Shares | S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.51%
Inception	rr_AverageAnnualReturnSinceInception	5.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2020 Portfolio | Prospectus Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf24_SupplementTextBlock
John Hancock Funds II
Supplement dated September 10, 2012
to the Class R2 Prospectus dated March 1, 2012
Retirement Choices at 2020 Portfolio
The "Average Annual Total Returns" table in the "Past performance" section in the Fund summary is replaced in its entirety with the following:

Average annual total returns (%)	1 Year	Inception
as of 12-31-11		4-30-10
Class R2 before tax	0.91	2.52
After tax on distributions	0.41	1.93
After tax on distributions, with sale	0.59	1.80
S&P 500 Index	2.11	4.66
Barclays Capital U.S. Aggregate Bond Index	7.84	7.00
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	5.62	6.31

Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-11
John Hancock Retirement Choices at 2020 Portfolio | Prospectus Class R2 Shares | before tax | Class R2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.91%
Inception	rr_AverageAnnualReturnSinceInception	2.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2020 Portfolio | Prospectus Class R2 Shares | After tax on distributions | Class R2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.41%
Inception	rr_AverageAnnualReturnSinceInception	1.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2020 Portfolio | Prospectus Class R2 Shares | After tax on distributions, with sale | Class R2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.59%
Inception	rr_AverageAnnualReturnSinceInception	1.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2020 Portfolio | Prospectus Class R2 Shares | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2020 Portfolio | Prospectus Class R2 Shares | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Inception	rr_AverageAnnualReturnSinceInception	7.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2020 Portfolio | Prospectus Class R2 Shares | S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.62%
Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2010 Portfolio | Prospectus Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf24_SupplementTextBlock
John Hancock Funds II
Supplement dated September 10, 2012
to the Class R2 Prospectus dated March 1, 2012
Retirement Choices at 2010 Portfolio
The "Average Annual Total Returns" table in the "Past performance" section in the Fund summary is replaced in its entirety with the following:

Average annual total returns (%)	1 Year	Inception
as of 12-31-11		4-30-10
Class R2 before tax	3.27	3.12
After tax on distributions	2.71	2.46
After tax on distributions, with sale	2.13	2.28
S&P 500 Index	2.11	4.66
Barclays Capital U.S. Aggregate Bond Index	7.84	7.00
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	7.47	6.95

Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-11
John Hancock Retirement Choices at 2010 Portfolio | Prospectus Class R2 Shares | before tax | Class R2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.27%
Inception	rr_AverageAnnualReturnSinceInception	3.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2010 Portfolio | Prospectus Class R2 Shares | After tax on distributions | Class R2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.71%
Inception	rr_AverageAnnualReturnSinceInception	2.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2010 Portfolio | Prospectus Class R2 Shares | After tax on distributions, with sale | Class R2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.13%
Inception	rr_AverageAnnualReturnSinceInception	2.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2010 Portfolio | Prospectus Class R2 Shares | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2010 Portfolio | Prospectus Class R2 Shares | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Inception	rr_AverageAnnualReturnSinceInception	7.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
John Hancock Retirement Choices at 2010 Portfolio | Prospectus Class R2 Shares | S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.47%
Inception	rr_AverageAnnualReturnSinceInception	6.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010